UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09141

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trust (EVN)

Semiannual Report

May 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2014

Eaton Vance

Municipal Income Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	22

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Municipal Income Trust

May 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	20.87%	5.96%	13.73%	6.72%
Fund at Market Price	—	26.82	3.94	12.65	6.13
Barclays Long (22+) Year Municipal Bond Index	—	9.19%	2.94%	7.68%	5.72%

% Premium/Discount to NAV[3]
					+4.82%

Distributions[4]
Total Distributions per share for the period					$0.450
Distribution Rate at NAV					7.35%
Taxable-Equivalent Distribution Rate at NAV					12.99%
Distribution Rate at Market Price					7.01%
Taxable-Equivalent Distribution Rate at Market Price					12.39%

% Total Leverage[5]
Auction Preferred Shares (APS)					22.05%
Residual Interest Bond (RIB)					24.88

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	11.6%	BB	2.3%
AA	35.9	B	7.0
A	25.9	Not Rated	6.3
BBB	11.0

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trust

May 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 186.6%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$280	$244,403

		$244,403

Education — 15.0%
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45(2) (4)	$10,000	$12,989,100
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,846,269
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,801,972
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	3,100	3,443,077
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,914,245
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,509,450

		$43,504,113

Electric Utilities — 6.5%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,763,471
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,848,127
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,128,570
Omaha Public Power District, NE, 5.00%, 2/1/37	690	767,149
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	6,685	7,018,448
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	7,750	5,367,030

		$18,892,795

General Obligations — 12.0%
California, 5.00%, 12/1/43	$6,090	$6,747,781
California, (AMT), 5.05%, 12/1/36	460	464,048
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,367,640
Illinois, 5.00%, 5/1/33	5,000	5,319,500
Illinois, 5.25%, 7/1/30	935	1,022,899
Illinois, 5.25%, 7/1/31	130	141,601
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,653,715
New York, 5.00%, 2/15/34(2)	2,500	2,835,300

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	$2,340	$2,617,805
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	1,675	1,539,191

		$34,709,480

Health Care – Miscellaneous — 0.2%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$98	$98,490
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	260	260,042
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	99	98,730

		$457,262

Hospital — 26.1%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2) (4)	$10,000	$11,550,400
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	488,985
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2) (4)	10,000	10,799,400
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,471,099
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,335	1,459,062
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	2,024,331
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,093,145
Massachusetts Development Finance Agency, (Childrens Hospital), 5.00%, 10/1/46(2) (4)	10,000	11,112,200
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,811,285
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,784,070
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,524,728
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,022,471
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2) (4)	11,400	12,595,062
Oklahoma Development Finance Authority, (Saint John Health System), 5.00%, 2/15/34	2,500	2,702,175

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	$1,675	$1,640,277
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,731,804
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,552,350
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,119,140

		$75,481,984

Housing — 5.1%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(3)	$4,000	$4,630,040
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,890	2,891,069
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,130	2,081,905
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	142,799
Virginia Housing Development Authority, 3.625%, 1/1/31	5,000	5,090,000

		$14,835,813

Industrial Development Revenue — 8.0%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,360	$1,362,774
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	495,684
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,366,985
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,415,758
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,777,088
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,693,167
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	1,560	1,602,838
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,848,199
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	1,005	1,070,506
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	1,715	1,832,718
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,636,436

		$23,102,153

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.1%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,064,200

		$3,064,200

Insured – Hospital — 8.6%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,437,590
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,990,426
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,510	4,907,887
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,528,225
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,725	10,264,249
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	738,815

		$24,867,192

Insured – Housing — 0.4%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,105,555

		$1,105,555

Insured – Lease Revenue/Certificates of Participation —1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,333,900

		$3,333,900

Insured – Other Revenue — 3.8%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$4,210	$1,393,089
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	7,090	2,680,091
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,500	3,065,865
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,739,499

		$10,878,544

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 10.1%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$14,598,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	10,795,356
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	6,605	494,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	11,250	1,750,950
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,435,561

		$29,073,987

Insured – Student Loan — 3.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,275	$2,547,135
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	505	546,102
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	3,585	3,620,814
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,228,435

		$8,942,486

Insured – Transportation — 17.0%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$5,060,330
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,026,415
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,185,990
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(5)	5,500	1,925,000
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(5)	1,000	350,000
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,121,877
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	6,469,500
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	9,489,262
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,401,403
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,916,327

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	$2,425	$2,501,848
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,693,072

		$49,141,024

Insured – Water and Sewer — 12.5%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,070,475
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(4)	17,985	20,484,016
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	5,160	5,670,117
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	3,940,350
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	1,924,460

		$36,089,418

Lease Revenue / Certificates of Participation — 3.3%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,442,120
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,086,884
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	2,015,220

		$9,544,224

Other Revenue — 7.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$868,336
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	971,344
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	800	883,792
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,925	1,433,509
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,502,460
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2) (4)	2,370	2,614,347
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	215	206,522
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,569,850
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,765	4,032,277
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,235	1,315,312

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	$345	$359,849
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,290	1,308,886

		$21,066,484

Senior Living / Life Care — 5.2%
Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	$3,210	$1,233,250
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	585,723
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,165,547
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(5)	3,115	763,362
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	820,305
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,525	3,934,534
Savannah, GA, Economic Development Authority (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,285,624
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	350,417
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,032,379

		$15,171,141

Special Tax Revenue — 8.1%
Covington Park Community Development District, (Capital Improvements), FL, 5.00%, 5/1/31	$500	$502,410
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	315	289,535
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	50	50,260
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	260	263,219
New River Community Development District, (Capital Improvements), FL, 5.00%, 5/1/13(6)	90	0
New River Community Development District, (Capital Improvements), FL, 5.35%, 5/1/38(6)	35	0
New River Community Development District, (Capital Improvements), FL, Series 2010A-1, 5.75%, 5/1/38	65	64,855
New River Community Development District, (Capital Improvements), FL, Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	116,160
New River Community Development District, (Capital Improvements), FL, Series 2010B-1, 5.00%, 5/1/15	85	84,295

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New River Community Development District, (Capital Improvements), FL, Series 2010B-2, 5.00%, 5/1/18	$130	$91,776
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,744,215
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2) (4)	5,000	5,814,050
Southern Hills Plantation I, Community Development District, FL, Series A1, 5.80%, 5/1/35	268	254,136
Southern Hills Plantation I, Community Development District, FL, Series A2, 5.80%, 5/1/35	195	153,233
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	461,748
Texas Transportation Commission, 5.00%, 4/1/33(2) (4)	10,000	11,669,100
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	1,980,464

		$23,539,456

Transportation — 29.3%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$1,004,960
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	486,687
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/27	400	456,548
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,200,218
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,007,707
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,365,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	2,260	2,380,774
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/28	500	564,755
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51	7,080	7,766,335
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,122,730
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	458,732
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/53	1,715	1,792,244
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,166,521
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,529,785
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,676,529
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,139,713

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	$2,500	$2,602,475
Pennsylvania Turnpike Commission, 5.50%, 12/1/30	2,500	2,939,925
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	505	557,530
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,883,641
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,774,380
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,048,524
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,266,505
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,027,444
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(4)	9,300	10,392,192

		$84,612,454

Water and Sewer — 2.7%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,330	$1,318,230
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,853,490
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	4,706,066

		$7,877,786

Total Tax-Exempt Municipal Securities — 186.6% (identified cost $501,114,266)		$539,535,854

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.2%
Alameda, CA, Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/32	$1,285	$392,760
Alameda, CA, Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/33	1,000	284,910

Total Taxable Municipal Securities — 0.2% (identified cost $633,493)		$677,670

Corporate Bonds & Notes — 0.0%(7)
Security	Principal Amount (000’s omitted)	Value

Transportation — 0.0%(7)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00%, 7/15/55(1) (5) (8)	$39	$5,223
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(1) (5) (8)	141	25,370

Total Corporate Bonds & Notes — 0.0%(7) (identified cost $10,772)		$30,593

Total Investments — 186.8% (identified cost $501,758,531)		$540,244,117

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.5)%		$(120,151,297)

Other Assets, Less Liabilities — (45.3)%		$(130,893,595)

Net Assets Applicable to Common Shares — 100.0%		$289,199,225

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2014, 30.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 13.3% of total investments.

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Portfolio of Investments (Unaudited) — continued

At May 31, 2014, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	16.3%
California	14.3%
Texas	12.4%
Others, representing less than 10% individually	57.0%

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2014, the aggregate value of these securities is $7,898,648 or 2.7% of the Trust’s net assets applicable to common shares.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $39,124,867.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted bond.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2014
Investments, at value (identified cost, $501,758,531)	$540,244,117
Interest receivable	6,862,135
Receivable for investments sold	30,000
Receivable for Fund shares sold	56,847
Deferred debt issuance costs	40,367
Total assets	$547,233,466

Liabilities
Payable for floating rate notes issued	$135,560,000
Payable for investments purchased	1,022,576
Due to custodian	698,598
Payable to affiliates:
Investment adviser fee	238,072
Administration fee	76,183
Trustees’ fees	2,961
Interest expense and fees payable	205,085
Accrued expenses	79,469
Total liabilities	$137,882,944
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$120,151,297
Net assets applicable to common shares	$289,199,225

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$236,308
Additional paid-in capital	307,867,656
Accumulated net realized loss	(58,045,092)
Accumulated undistributed net investment income	654,767
Net unrealized appreciation	38,485,586
Net assets applicable to common shares	$289,199,225

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	4,806

Common Shares Outstanding	23,630,826

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.24

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2014
Interest	$13,032,377
Total investment income	$13,032,377

Expenses
Investment adviser fee	$1,359,323
Administration fee	426,574
Trustees’ fees and expenses	8,965
Custodian fee	55,206
Transfer and dividend disbursing agent fees	10,066
Legal and accounting services	78,846
Printing and postage	19,814
Interest expense and fees	381,326
Preferred shares service fee	86,910
Miscellaneous	49,258
Total expenses	$2,476,288
Deduct —
Reduction of custodian fee	$217
Total expense reductions	$217

Net expenses	$2,476,071

Net investment income	$10,556,306

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,036,960
Net realized gain	$6,036,960
Change in unrealized appreciation (depreciation) —
Investments	$33,682,789
Net change in unrealized appreciation (depreciation)	$33,682,789

Net realized and unrealized gain	$39,719,749

Distributions to preferred shareholders
From net investment income	$(65,860)

Net increase in net assets from operations	$50,210,195

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
From operations —
Net investment income	$10,556,306	$20,264,886
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	6,036,960	(4,642,492)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	33,682,789	(58,669,812)
Distributions to preferred shareholders —
From net investment income	(65,860)	(204,140)
Net increase (decrease) in net assets from operations	$50,210,195	$(43,251,558)
Distributions to common shareholders —
From net investment income	$(10,541,233)	$(21,291,731)
Total distributions to common shareholders	$(10,541,233)	$(21,291,731)
Capital share transactions —
Proceeds from shelf offering, net of offering costs (see Note 6)	$3,093,436	$5,802,111
Reinvestment of distributions to common shareholders	141,854	310,248
Net increase in net assets from capital share transactions	$3,235,290	$6,112,359
Net increase (decrease) in net assets	$42,904,252	$(58,430,930)

Net Assets Applicable to Common Shares
At beginning of period	$246,294,973	$304,725,903
At end of period	$289,199,225	$246,294,973

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$654,767	$705,554

12	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Statement of Cash Flows

Cash Flows From Operating Activities	Six Months Ended May 31, 2014 (Unaudited)
Net increase in net assets from operations	$50,210,195
Distributions to preferred shareholders	65,860
Net increase in net assets from operations excluding distributions to preferred shareholders	$50,276,055
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(97,970,566)
Investments sold	74,179,739
Net amortization/accretion of premium (discount)	(1,799,790)
Amortization of deferred debt issuance costs	3,074
Increase in interest receivable	(558,209)
Increase in payable to affiliate for investment adviser fee	21,236
Increase in payable to affiliate for administration fee	8,422
Increase in payable to affiliate for Trustees’ fees	83
Increase in interest expense and fees payable	9
Decrease in accrued expenses	(85,021)
Net realized gain from investments	(6,036,960)
Net change in unrealized (appreciation) depreciation from investments	(33,682,789)
Net cash used in operating activities	$(15,644,717)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(10,399,379)
Cash distributions paid to preferred shareholders	(65,476)
Proceeds from secured borrowings	31,500,000
Repayment of secured borrowings	(7,935,000)
Decrease in due to custodian	(492,017)
Proceeds from shelf offering, net of offering costs	3,036,589
Net cash provided by financing activities	$15,644,717

Cash at beginning of period	$—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$141,854
Cash paid for interest and fees	378,243

13	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$10.540		$13.360	$10.710	$11.080	$10.840	$8.110

Income (Loss) From Operations
Net investment income(1)	$0.450		$0.885	$0.905	$0.988	$1.036	$0.981
Net realized and unrealized gain (loss)	1.698		(2.778)	2.715	(0.352)	0.169	2.648
Distributions to preferred shareholders
From net investment income(1)	(0.003)		(0.009)	(0.013)	(0.016)	(0.022)	(0.036)

Total income (loss) from operations	$2.145		$(1.902)	$3.607	$0.620	$1.183	$3.593

Less Distributions to Common Shareholders
From net investment income	$(0.450)		$(0.930)	$(0.957)	$(0.990)	$(0.943)	$(0.863)

Total distributions to common shareholders	$(0.450)		$(0.930)	$(0.957)	$(0.990)	$(0.943)	$(0.863)

Premium from common shares sold through shelf offering (see Note 6)(1)	$0.005		$0.012	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$12.240		$10.540	$13.360	$10.710	$11.080	$10.840

Market value — End of period (Common shares)	$12.830		$10.530	$14.310	$12.270	$11.980	$11.480

Total Investment Return on Net Asset Value(2)	20.87	%(3)	(14.69)%	34.28%	5.66%	10.74%	46.43%

Total Investment Return on Market Value(2)	26.82	%(3)	(20.43)%	25.54%	11.96%	13.06%	48.84%

14	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$289,199		$246,295	$304,726	$243,936	$250,731	$243,846
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(6)	1.60	%(5)	1.63%	1.68%	1.88%	1.73%	2.00%
Interest and fee expense(7)	0.29	%(5)	0.33%	0.34%	0.39%	0.34%	0.47%
Total expenses(6)	1.89	%(5)	1.96%	2.02%	2.27%	2.07%	2.47%
Net investment income	8.07	%(5)	7.49%	7.44%	9.46%	9.00%	10.44%
Portfolio Turnover	15	%(3)	42%	25%	15%	16%	44%
The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees(6)	1.10	%(5)	1.13%	1.17%	1.25%	1.19%	1.26%
Interest and fee expense(7)	0.20	%(5)	0.23%	0.24%	0.26%	0.23%	0.29%
Total expenses(6)	1.30	%(5)	1.36%	1.41%	1.51%	1.42%	1.55%
Net investment income	5.54	%(5)	5.18%	5.19%	6.28%	6.15%	6.56%
Senior Securities:
Total preferred shares outstanding	4,806		4,806	4,806	4,806	4,806	4,806
Asset coverage per preferred share(8)	$85,175		$76,248	$88,406	$75,757	$77,172	$75,739
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

15	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2013, the Trust, for federal income tax purposes, had a capital loss carryforward of $59,055,476 and deferred capital losses of $7,240,813 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2015 ($1,728,781), November 30, 2016 ($11,985,328), November 30, 2017 ($19,113,316), November 30, 2018 ($195,807) and November 30, 2019 ($26,032,244). The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of May 31, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

16

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rates notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at May 31, 2014. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2014, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $135,560,000 and $193,936,487, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2014 was 0.06% to 0.40%. For the six months ended May 31, 2014, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were $104,762,665 and 0.73%, respectively.

The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2014.

The Trust may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Trust. The effects of the Volcker Rule may make it more difficult for the Trust to maintain current or desired levels of leverage and may cause the Trust to incur additional expenses to maintain its leverage.

17

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

I Financial Futures Contracts — Upon entering into a financial futures contract, the Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K Interim Financial Statements — The interim financial statements relating to May 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued 2,620 Series A and Series B Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. The Trust issued 806 Series C APS on May 28, 2009 in connection with the acquisition of Eaton Vance National Municipal Income Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of May 31, 2014 is as follows:

APS Issued and Outstanding

Series A	2,000
Series B	2,000
Series C	806

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at May 31, 2014, and the amount of dividends accrued

18

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

(including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at May 31, 2014	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.13%	$27,383	0.11%	0.07–0.23
Series B	0.13	27,671	0.11	0.07–0.21
Series C	0.13	10,806	0.11	0.07–0.20

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of May 31, 2014.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.625% (0.640% prior to May 1, 2014) of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trust who are not interested persons of EVM or the Trust and by the vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of the Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2014, the investment adviser fee and administration fee were $1,359,323 and $426,574, respectively.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $98,993,142 and $74,067,367, respectively, for the six months ended May 31, 2014.

6  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended May 31, 2014 and the year ended November 30, 2013 were 12,624 and 26,296, respectively.

Pursuant to a registration statement filed with and declared effective on July 2, 2013 by the SEC, the Trust is authorized to issue up to an additional 2,281,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended May 31, 2014 and the year ended November 30, 2013, the Trust sold 256,016 and 531,563 common shares, respectively, and received proceeds (net of offering costs) of $3,093,436 and $5,802,111, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $114,264 and $276,670, respectively. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s

19

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the six months ended May 31, 2014 and the year ended November 30, 2013 were $6,250 and $11,722, respectively.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$365,998,695

Gross unrealized appreciation	$50,829,519
Gross unrealized depreciation	(12,144,097)

Net unrealized appreciation	$38,685,422

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At May 31, 2014, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $698,598. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at May 31, 2014. The Trust’s average overdraft advances during the six months ended May 31, 2014 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$539,535,854	$—	$539,535,854
Taxable Municipal Securities	—	677,670	—	677,670
Corporate Bonds & Notes	—	—	30,593	30,593

Total Investments	$—	$540,213,524	$30,593	$540,244,117

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

20

Eaton Vance

Municipal Income Trust

May 31, 2014

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2014 is not presented.

At May 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Municipal Income Trust

May 31, 2014

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 27, 2014. Valerie A. Mosley was elected Class I Trustee of the Trust for a one-year term expiring in 2015 and Helen Frame Peters and Harriett Tee Taggart were elected Class III Trustees of the Trust for a three-year term expiring in 2017. Mr. Park had been nominated for election by the holders of the Trust’s APS. Due to the lack of quorum of APS, the Trust was unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Trust until his successor is elected and qualified.

Nominees for Trustee Elected by All Shareholders	Number of Shares[1]
	For	Withheld
Valerie A. Mosley (Class I)	20,102,762	982,056
Helen Frame Peters (Class III)	20,096,420	988,399
Harriett Tee Taggart (Class III)	20,069,731	1,015,087

Nominees for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
William H. Park (Class III)	1,572	278

[1]	Excludes fractional shares.

22

Eaton Vance

Municipal Income Trust

May 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Municipal Income Trust

May 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Municipal Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

24

Eaton Vance

Municipal Income Trust

May 31, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services. Additionally, the Board took into account the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2014.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

25

Eaton Vance

Municipal Income Trust

May 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipal Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company and has no employees.

Number of Shareholders

As of May 31, 2014, Trust records indicate that there are 79 registered shareholders and approximately 8,877 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVN.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Trust to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. The Trust’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Trust’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7695 5.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 15, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 15, 2014